Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY 10019

April 17, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

    File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Direxion Daily Gold Miners Index Bull 2X Shares, Direxion Daily Junior Gold Miners Index Bull 2X Shares, Direxion Daily CSI 300 China A Share Bull 2X Shares, Direxion Daily Gold Miners Index Bear 2X Shares, Direxion Daily Junior Gold Miners Index Bear 2X Shares and the Direxion Daily CSI 300 China A Share Bear 1X Shares, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 12, 2015, filed electronically as Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N-1A on April 10, 2015.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/ Angela Brickl
Angela Brickl Chief Compliance Officer Rafferty Asset Management, LLC